Consolidated Statement of Changes in Equity (Unaudited) - 9 months ended Sep. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Common Stock	Share capital Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2017	56,378
Begning balance, amount at Dec. 31, 2017	$ 108,196	$ (718)	$ 35,790	$ (144,519)	$ (1,251)
Share issuance for cash and subscription, shares	3,521
Share issuance for cash and subscription, amount	$ 10,082	(150)			9,932
Stock-based commission, shares	10
Stock-based commission, amount	$ 32				32
Stock-based compensation, shares	2,350
Stock-based compensation, amount	$ 3,374		(283)		3,091
Net loss				(7,874)	(7,874)
Ending balance, shares at Sep. 30, 2018	62,259
Ending balance, amount at Sep. 30, 2018	$ 121,684	$ (868)	$ 35,507	$ (152,393)	$ 3,930